EQUITY - Equity valuation adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in equity valuation adjustment
Balance	R$ 68,157	R$ 65,888
Translation gains (losses)	(16,258)	(1,186)
Losses from future contracts		3,738
Gains from future contracts	424
Gains (losses) on financial assets at fair value through other comprehensive income	(140)	(283)
Balance	52,183	68,157
Financial assets at fair value through other comprehensive income
Changes in equity valuation adjustment
Balance	(9,074)	(8,791)
Gains (losses) on financial assets at fair value through other comprehensive income	(140)	(283)
Balance	(9,214)	(9,074)
Derivative transactions
Changes in equity valuation adjustment
Balance	(409)	(4,147)
Losses from future contracts		3,738
Gains from future contracts	424
Balance	15	(409)
Currency translation effects - foreign investments
Changes in equity valuation adjustment
Balance	77,640	78,826
Translation gains (losses)	(16,258)	(1,186)
Balance	R$ 61,382	R$ 77,640